OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) segment	Dec. 31, 2018 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 7,230	$ 7,351	[1]
United States
Disclosure of operating segments [line items]
Revenue	215	265
Customer 1 | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 718	$ 792
Percentage of entity's revenue	10.00%

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.